Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax (expense)/benefit on unrealized gains (losses) related to derivative activity	$ 0.0	$ 0.1	$ 0.1
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	0.2	0.1	0.4
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives Related to Discontinued Operations, Tax	0.0	(0.4)	(1.2)
Income tax (expense)/benefit on prior service cost related to pension and postretirement activity	0.0	0.0	0.6
Income tax (expense)/benefit on net loss related to pension and postretirement activity	2.6	0.8	(0.5)
Other Comprehensive Income (Loss), Defined Benefit Plan, Transition Asset (Obligation), Reclassification Adjustment from AOCI, Tax	$ (0.3)	$ 0.0	$ (0.2)